Offerings	Jan. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Notes due 2035
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,247,337,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,967.37
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-273045 filed on June 30, 2023 (the "Registration Statement"). This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Notes due 2055
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 745,620,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,154.42
Offering Note	Same as Footnote 1.